Other Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets	OTHER ASSETS

(in millions)	2019	2018
Supplemental Executive Retirement Plan	$145	$143
Renewable Energy Credits (Note 9 (vii))	99	88
Equity investment - Belize Electricity	71	76
Employee future benefits (Note 26)	63	27
Operating leases (Note 16)	46	—
Other investments	43	34
Deferred compensation plan	30	26
Equity Investment - Wataynikaneyap Partnership	12	43
Other (1)	111	115
	$620	$552

(1)	Includes the fair value of derivatives (Note 28)

ITC, UNS Energy and Central Hudson provide additional post-employment benefits through Supplemental Executive Retirement Plans ("SERPs") and deferred compensation plans for Directors and Officers. The assets held to support these plans are reported separately from the related liabilities (Note 17). Most plan assets are held in trust and funded mainly through trust-owned life insurance policies and mutual funds. Assets in mutual and money market funds are recorded at fair value on a recurring basis (Note 28). Included in SERP assets are available-for-sale securities at ITC of $70 million (2018 - $72 million), for which gains and losses are recognized in earnings.